Employee compensation and benefits - The effect of changes in key assumptions on the principal plan (Details) - Pension Plan - Principal plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rounding level	0.01%	0.05%
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ (582)	$ (1,337)
Financial impact of decrease	$ 612	$ 1,425
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 466	$ 1,211
Financial impact of decrease	$ (446)	$ (980)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Pension payments and deferred pensions
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 551	$ 1,267
Financial impact of decrease	$ (519)	$ (1,177)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Pay
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 10	$ 20
Financial impact of decrease	$ (10)	$ (20)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Change in mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	$ 470	$ 1,387
Duration of reasonably possible increase in actuarial assumption	1 year	1 year